Borrowings and Other Financial Liabilities - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amount drawn down under project finance facility	$ 4.3
Weighted average incremental borrowing rate	7.80%	7.20%